Financial instruments related to commodity contracts - Changes in fair value (Details) - Derivative financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	$ (638)	$ 1,446
Fair value as of the end of the period	1,392	(638)	$ 1,446
Gas & Power activities
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	39	2,347	6,383
Impact on income	(345)	(5,792)	11,406
Settled contracts	2,000	3,681	(15,628)
Other	36	(197)	186
Fair value as of the end of the period	1,730	39	2,347
Crude oil, petroleum products and freight rates activities
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	(677)	(901)	(137)
Impact on income	10,118	11,033	5,891
Settled contracts	(9,779)	(10,812)	(6,655)
Other		3
Fair value as of the end of the period	$ (338)	$ (677)	$ (901)